Unconsolidated Joint Ventures	12 Months Ended
Dec. 31, 2011
Unconsolidated Joint Ventures
Unconsolidated Joint Ventures

(3)           Unconsolidated Joint Ventures

Unconsolidated joint ventures are those where the Company does not have a controlling financial interest in the joint venture or is not the primary beneficiary of a variable interest entity.  The Company accounts for its interest in these ventures using the equity method of accounting.  The Company’s profit/loss allocation percentage and related investment in each joint venture is summarized in the following table.

Joint Venture Entity	Company’s Profit/Loss Allocation Percentage at December 31, 2011	Investment in and advances to unconsolidated joint ventures at December 31, 2011	Investment in and advances to unconsolidated joint ventures at December 31, 2010

IN Retail Fund LLC (a)	50%	$18,304	27,275
NARE/Inland North Aurora I, II & III (b)	45%	-	13,139
Oak Property and Casualty	25%	1,464	1,475
TMK/Inland Aurora Venture LLC (b)	40%	2,320	2,531
PTI Ft Wayne, LLC, PTI Boise LLC, PTI Westfield, LLC (c)(d)	85%	11,100	17,764
INP Retail LP (e)	55%	67,715	33,464
IRC/IREX Venture II LLC (f)	(g)	767	7,968

Investment in and advances to unconsolidated joint ventures		$101,670	103,616

(a)	Joint venture with New York State Teachers Retirement System (“NYSTRS”)
(b)	The profit/loss allocation percentage is allocated after the calculation of the Company’s preferred return.
(c)	Joint venture with Pine Tree Institutional Realty, LLC (“Pine Tree”)
(d)	The Company took control of PTI Ft. Wayne, LLC in 2011 and the property is now consolidated. There is no investment reflected in the current period.
(e)	Joint venture with PGGM Private Real Estate Fund (“PGGM”)
(f)	Joint venture with Inland Private Capital Corporation (“IPCC”). Investment in balance represents our share of the TIC or DST interests.
(g)

The Company’s profit/loss allocation percentage varies based on the ownership interest it hold in the entity that owns a particular property that is in the process of selling ownership interest to outside investors.

Effective June 7, 2010, the Company formed a joint venture with PGGM, a leading Dutch pension fund administrator and asset manager.  In conjunction with the formation, the joint venture established two separate REIT entities to hold title to the properties included in the joint venture.  The joint venture agreement contemplates that, subject to the satisfaction of the conditions described in the governing joint venture documents, the Company will contribute assets from its consolidated portfolio and PGGM will contribute their share of the equity of the properties contributed by the Company and equity for new acquisitions that are identified.  This joint venture may acquire up to $270,000 of grocery-anchored and community retail centers located in Midwestern U.S. markets.  The equity contributed by PGGM, related to properties contributed by the Company, is held in the joint venture and used as the Company’s equity contribution towards future acquisitions.  Under the terms of the agreement, PGGM’s potential equity contribution to the venture may total up to $130,000 and the Company’s maximum equity contribution may total up to $156,000, comprised of net asset contributions.  As of December 31, 2011, PGGM’s remaining commitment is approximately $31,000 and the Company’s is $35,000.  The joint venture expects to acquire additional assets using leverage consistent with its existing business plan during the next year.  The joint venture agreement allows for leverage up to 50 percent of the value of the total portfolio.  The table below presents investment property contributions to and acquisitions by the joint venture during the years ended December 31, 2011 and 2010.

Date	Property	City	State	Gross Value	PGGM’s Contributed Equity	Company’s Contributed Equity

12/15/11	Turfway Commons (a)	Florence	KY	$12,980	$5,823	$7,117
12/07/11	Elston Plaza (a)	Chicago	IL	18,900	9,061	11,074
11/29/11	Brownstones Shopping Center (a)	Brookfield	WI	24,100	10,954	13,388
11/18/11	Woodfield Plaza (b)	Schaumburg	IL	26,966	6,430	7,859
11/15/11	Caton Crossing (b)	Plainfield	IL	12,269	2,060	2,517
11/09/11	Quarry Retail (b)	Minneapolis	MN	36,206	9,198	11,242
09/21/11	Champlin Marketplace (a)	Champlin	MN	12,950	5,978	7,307
09/19/11	Stuart’s Crossing (b)	St. Charles	IL	12,294	2,390	2,922
06/02/11	Village Ten Center (b)	Coon Rapids	MN	14,569	2,921	3,570
06/02/11	Red Top Plaza (a)	Libertyville	IL	19,762	3,728	4,544
03/08/11	The Shops of Plymouth (b)	Plymouth	MN	9,489	1,937	2,368
03/01/11	Byerly’s Burnsville (b)	Burnsville	MN	8,170	3,685	4,504
01/11/11	Joffco Square (a)	Chicago	IL	23,800	4,896	5,996
10/25/10	Diffley Marketplace (a)	Eagan	MN	11,861	2,712	3,315
08/31/10	The Point at Clark (a)	Chicago	IL	28,816	6,464	7,905
07/01/10	Cub Foods (b)	Arden Hills	MN	10,358	4,664	5,701
07/01/10	Shannon Square Shoppes (b)	Arden Hills	MN	5,465	2,464	3,011
07/01/10	Woodland Commons (b)	Buffalo Grove	IL	23,340	10,405	12,717
07/01/10	Mallard Crossing (b)	Elk Grove Village	IL	6,163	2,727	3,333

				$318,458	$98,497	$120,390

(a)                                   These properties were acquired by the joint venture.

(b)                                  These properties were contributed to the joint venture by the Company.

As properties are contributed to the Company’s joint venture with PGGM, the net assets are removed from the consolidated financial statements.  The table below reflects those properties that became unconsolidated during the years ended December 31, 2011 and 2010.

	December 31, 2011	December 31, 2010

Net investment properties	$(76,775)	(33,513)
Acquired lease intangibles, net	(1,228)	(886)
Deferred costs, net	(764)	(161)
Other assets	(1,643)	(1,234)
Mortgages payable	56,521	-
Acquired below market lease intangibles, net	294	33
Other liabilities	2	896
Net assets contributed	$(23,593)	(34,865)

PGGM owns a forty-five percent equity ownership interest and the Company owns a fifty-five percent interest in the venture.  The Company is the managing partner of the venture, responsible for the day-to-day activities and earns fees for asset management, property management, leasing and other services provided to the venture.  The Company determined that this joint venture was not a VIE because it did not meet the VIE criteria.  Both partners have the ability to participate in major decisions, as detailed in the joint venture agreement, and therefore, neither partner is deemed to have control of the joint venture.  Therefore, this joint venture is unconsolidated and accounted for using the equity method of accounting.

During the year ended December 31, 2011, the Company took control of Orchard Crossing, a property previously held through its joint venture with Pine Tree and during the year ended December 31, 2010, the Company took control of Algonquin Commons, a property previously owned through its joint venture with NYSTRS.  Prior to the change in control transactions, the Company accounted for its investment in these properties as unconsolidated entities.

The change in control transactions of Orchard Crossing and Algonquin Commons were accounted for as business combinations, which required the Company to record the assets and liabilities of each property at its fair value, which was derived using level three inputs.

The Company valued Orchard Crossing using a third party appraisal.  The consolidation resulted in a loss to the Company of $1,400.  The Company valued Algonquin Commons using a discounted cash flow model, including discount rates and capitalization rates applied to the expected future cash flows of the property.  The Company estimated fair value of the debt by discounting the future cash flows of the instrument at a rate currently offered for similar debt instruments.  NYSTRS agreed to pay the Company approximately $12,000 in connection with and as part of the acquisition of the property.  In addition, the Company agreed to release NYSTRS from future obligations associated with the property.  This consolidation resulted in a gain to the Company of $5,122.  The loss from Orchard Crossing and the gain from Algonquin Commons are reflected as gain (loss) from change in control of investment properties on the accompanying consolidated statements of operations and other comprehensive income.

The following table summarizes the estimated fair values of the assets acquired and liabilities assumed at the date of acquisition:

	Orchard Crossing December 31, 2011	Algonquin Commons December 31, 2010

Investment properties	$19,800	102,103
Other assets	299	1,642
Total assets acquired	20,099	103,745

Mortgages payable	14,800	91,035
Other liabilities	294	2,610

Net assets acquired	$5,005	10,100

The following table summarizes the investment in Orchard Crossing and Algonquin Commons:

	Orchard Crossing	Algonquin Commons
Investments in and advances to unconsolidated joint ventures prior to change in control transaction	$6,597	16,864
Investments in and advances to unconsolidated joint ventures activity	282	-
Gain (loss) from change in control of investment properties	(1,400)	5,122
Cash received	(499)	(11,886)
Closing credits	25	-
Net assets acquired	$5,005	10,100

In April 2009, Inland Exchange Venture Corporation (“IEVC”), a taxable REIT subsidiary (“TRS”) of the Company, entered into a limited liability company agreement with IPCC, a wholly-owned subsidiary of The Inland Group, Inc. (“TIGI”) that was formerly known as Inland Real Estate Exchange Corporation.  The resulting joint venture was formed to continue the Company’s joint venture relationship with IPCC that began in 2006 and to provide replacement properties for investors wishing to complete a tax-deferred exchange through private placement offerings, using properties made available to the joint venture by IEVC.  These offerings are structured to sell tenant-in-common (“TIC”) interests or Delaware Statutory Trust (“DST”) interests, together the “ownership interest,” in the identified property.  The Company executed a joinder to the joint venture agreement, agreeing to perform certain expense reimbursement and indemnification obligations thereunder.  IEVC coordinates the joint venture’s acquisition, property management and leasing functions, and earns fees for providing these services to the joint venture.  The Company will continue to earn property management and leasing fees on all properties acquired for this venture, including after all ownership interests have been sold to the investors.

The joint venture was determined to be a variable interest entity (“VIE”) under ASC Topic 810 and is consolidated by the Company.  Prior to the sale of any ownership interests, the joint venture owns 100% of the ownership interests in the property and controls the major decisions that affect the underlying property; and therefore upon initial acquisition, the joint venture consolidates the property.  At the time of first sale of an ownership interest, the joint venture no longer controls the underlying property as the activities and decisions that most significantly impact the property’s economic performance are now subject to joint control among the co-owners or lender; and therefore, at such time, the property is deconsolidated and accounted for under the equity method (unconsolidated).  Once the operations are unconsolidated, the income is included in equity in earnings (loss) of unconsolidated joint ventures until all ownership interests have been sold.  The table below reflects those properties that became unconsolidated during the years ended December 31, 2011 and 2010, and therefore no longer represent the consolidated assets and liabilities of the VIE.

	December 31, 2011	December 31, 2010

Investment properties	$(109,069)	(20,499)
Acquired lease intangibles	(16,143)	(6,494)
Below market lease intangibles	2,513	168
Mortgages payable	70,413	9,000
Net change to investment in and advances to unconsolidated joint ventures	$(52,286)	(17,825)

During the years ended December 31, 2011 and 2010, the joint venture with IPCC acquired twenty-two and six investment properties, respectively.  During the years ended December 31, 2011 and 2010, the Company earned acquisition and management fees from this venture which are included in fee income from unconsolidated joint ventures on the accompanying consolidated statements of operations and other comprehensive income.  Additionally, in conjunction with the sales, the Company recorded gains of approximately $1,366, $4,555 and $2,766 for the years ended December 31, 2011, 2010 and 2009, respectively, which are included in gain on sale of joint venture interests on the accompanying consolidated statements of operations and other comprehensive income.

During the year ended December 31, 2010, one of the Company’s development joint ventures completed a land parcel sale for approximately $260.  The joint venture recorded a loss on sale of approximately $52.  The Company’s pro rata share of the loss was $24.  During the year ended December 31, 2010 another of the Company’s development joint ventures completed the sale of a fully leased multi-tenant outlot building for approximately $2,350.  The joint venture recorded a gain on sale of approximately $68.  The Company’s pro rata share of the gain, including preferred return, was $68.  The loss and gain are reflected in equity in earnings (loss) of unconsolidated joint ventures for the year ended December 31, 2010.  During the year ended December 31, 2009, one of the Company’s development joint ventures completed a sale of a Walgreens building to a third party for approximately $4,700.  The joint venture recorded a gain on sale of approximately $885.  The Company’s pro rata share of this gain, including its preferred return, was $847, which is reflected in equity in earnings (loss) of unconsolidated joint ventures for the year ended December 31, 2009.  No land sales were completed through our development joint ventures during the year ended December 31, 2011.

The Company’s proportionate share of the earnings or losses related to its unconsolidated joint ventures is reflected as equity in earnings (loss) of unconsolidated joint ventures on the accompanying consolidated statements of operations and other comprehensive income.  Additionally, the Company earns fees for providing property management, leasing and acquisition activities to these ventures.  The Company recognizes fee income equal to the Company’s joint venture partner’s share of the expense or commission in the accompanying consolidated statements of operations and other comprehensive income.  During the year ended December 31, 2011, the Company earned $6,027 in fee income from its unconsolidated joint ventures, as compared to $3,578 and $3,330 for the years ended December 31, 2010 and 2009, respectively.  This fee income increased mostly due to acquisition fees related to sales on properties sold through the Company’s joint venture with IPCC.  Acquisition fees are earned on the IPCC joint venture properties as the interests are sold to the investors.  Additionally, the fee income increased due to an increase in management fees on an increased number of properties in unconsolidated joint ventures.  These fees are reflected on the accompanying consolidated statements of operations and other comprehensive income as fee income from unconsolidated joint ventures.

The operations of properties contributed to the joint ventures by the Company are not recorded as discontinued operations because of the Company’s continuing involvement with these investment properties.  Differences between the Company’s investment in the joint ventures and the amount of the underlying equity in net assets of the joint ventures are due to basis differences resulting from the Company’s equity investment recorded at its historical basis versus the fair value of certain of the Company’s contributions to the joint venture.  Such differences are amortized over depreciable lives of the joint venture’s property assets.  During the years ended December 31, 2011, 2010 and 2009, the Company recorded $2,140, $1,634 and $1,438, respectively, of amortization of this basis difference.

The unconsolidated joint ventures had total outstanding debt in the amount of $394,481 (total debt, not the Company’s pro rata share) at December 31, 2011 that matures as follows:

Joint Venture Entity	2012 (a)	2013	2014	2015	2016	Thereafter	Total

IN Retail Fund LLC	$47,300	33,167	11,687	22,000	8,000	58,780	180,934
NARE/Inland North Aurora I (b)(c)	17,469	-	-	-	-	-	17,469
NARE/Inland North Aurora II (c)	3,549	-	-	-	-	-	3,549
NARE/Inland North Aurora III (c)	13,819	-	-	-	-	-	13,819
PTI Boise LLC (e)	2,700	-	-	-	-	-	2,700
PTI Westfield LLC (f)	7,350	-	-	-	-	-	7,350
TDC Inland Lakemoor LLC (g)	22,105	-	-	-	-	-	22,105
INP Retail LP	22,800	-	-	5,800	-	96,319	124,919
IRC/IREX Venture II LLC	-	-	-	-	-	21,636	21,636

Total unconsolidated joint venture debt	$137,092	33,167	11,687	27,800	8,000	176,735	394,481

(a)    The joint ventures will soon be in discussions with various lenders to extend or restructure this joint venture debt although there is no assurance that the Company, or its joint venture partners, will be able to restructure this debt on terms and conditions the Company find acceptable, if at all.

(b)   The Company has guaranteed approximately $1,100 of one loan included in the 2012 column.

(c)    This loan matured in July 2011.  The joint venture is currently working with the lender to extend this debt.  The joint venture has continued to make monthly debt service payments and the lender has not taken any negative actions with regard to this matured debt.

(d)   This loan matures in October 2012.  In September 2009, the Company purchased the mortgage from the lender at a discount and became a lender to the joint venture.

(e)    This loan matured in December 2011.  The joint venture is currently working with the lender to extend this debt.  The joint venture has continued to make monthly debt service payments and the lender has not taken any negative actions with regards to this matured debt.  The Company has guaranteed approximately $1,200 of this outstanding loan.

(f)    This loan matures in October 2012.  The Company has guaranteed approximately $9,000 of this outstanding loan.

The Company has guaranteed approximately $11,300 of unconsolidated joint venture debt as of December 31, 2011. The guarantees on three mortgage loans are in effect for the entire term of the respective loan as set forth in the loan documents.  The Company is required to pay on a guarantee upon the default of any of the provisions in the respective loan documents, unless the default is otherwise waived.  The Company is required to estimate the fair value of these guarantees and, if material, record a corresponding liability.  The Company has determined that the fair value of such guarantees are immaterial as of December 31, 2011 and accordingly has not recorded a liability related to these guarantees on the accompanying consolidated balance sheets.

When circumstances indicate there may have been a loss in value of an equity method investment, the Company evaluates the investment for impairment by estimating its ability to recover its investments from future expected cash flows. If the Company determines the loss in value is other than temporary, the Company will recognize an impairment charge to reflect the investment at its fair value, which was derived using level three inputs.  The total impairment loss is recorded at the joint venture level.  The Company’s pro rata share of the loss is included in equity in earnings (loss) of unconsolidated joint ventures on the accompanying consolidated statements of operations and other comprehensive income.  Impairment losses for the years ended December 31, 2011, 2010 and 2009 are presented in the table below.

	Year ended December 31, 2011		Year ended December 31, 2010		Year ended December 31, 2009

Joint Venture Entity	Total impairment	Company’s pro rata share	Total impairment	Company’s pro rata share	Total impairment	Company’s pro rata share

NARE/Inland North Aurora I	$7,371	3,317	5,550	2,498	-	-
NARE/Inland North Aurora II	1,200	540	-	-	3,181	1,431
NARE/Inland North Aurora III	8,816	3,967	-	-	4,276	1,924
PDG/Tuscany Village Venture LLC	-	-	-	-	7,450	1,118
PTI Westfield LLC	-	-	-	-	5,713	4,856
TDC Inland Lakemoor LLC	-	-	-	-	11,299	5,424

	$17,387	7,824	5,550	2,498	31,919	14,753

In addition to the impairment charges above, during the year ended December 31, 2009 the Company recorded $2,872 in impairment loss related to basis differences recorded for interest costs incurred for each project.  This loss is included in provision for asset impairment on the accompanying consolidated statements of operations and other comprehensive income.  No impairment charges related to the basis differences were required or recorded during the years ended December 31, 2011 and 2010.

Additionally, during the years ended December 31, 2011 and 2010, the Company determined that, based on the fair value of the related properties, the investments in certain development joint ventures were not recoverable. Therefore, the following impairment losses were recorded to reflect the investments at fair value, which were derived using level three inputs and are included in provision for asset impairment for the years ended December 31, 2011 and 2010 on the accompanying consolidated statements of operations and other comprehensive income.  No impairment adjustments were required or recorded during the year ended December 31, 2009.

Joint Venture Entity	Year ended December 31, 2011	Year ended December 31, 2010

NARE/Inland North Aurora I	$382	3,933
NARE/Inland North Aurora II	1,535	1,500
NARE/Inland North Aurora III	3,306	2,584
PDG/Tuscany Village Venture LLC	-	6,809
TDC Inland Lakemoor LLC	-	3,364

	$5,223	18,190

Summarized financial information for the unconsolidated joint ventures is as follows:

	December 31, 2011	December 31, 2010
Balance Sheet:

Assets:
Investment in real estate, net	$702,178	506,809
Other assets	92,271	61,243

Total assets	$794,449	568,052

Liabilities:
Mortgage payable	$394,481	281,496
Other liabilities	59,171	44,976

Total liabilities	453,652	326,472

Total equity	340,797	241,580

Total liabilities and equity	$794,449	568,052

Investment in and advances to unconsolidated joint ventures	$101,670	103,616

	December 31, 2011	December 31, 2010	December 31, 2009
Statement of Operations:

Total revenues	$72,806	69,327	72,377
Total expenses (a)	(93,563)	(81,717)	(112,243)

Loss from continuing operations	$(20,757)	(12,390)	(39,866)

Inland’s pro rata share of loss from continuing operations (b)	$(8,124)	(4,365)	(16,494)

(a)                                   Total expenses include impairment charges in the amount of $17,387, $5,550 and $31,919 for the years ended December 31, 2011, 2010 and 2009, respectively.

(b)                                  IRC’s pro rata share includes the amortization of certain basis differences and an elimination of IRC’s pro rata share of the management fee expense.

Financial Information of Individually Significant Unconsolidated Joint Ventures

Following is summarized financial information for INP Retail LP, NARE/Inland North Aurora, LLC and NARE/Inland North Aurora III, LLC.  For financial reporting purposes, the Company considers these joint ventures to be individually significant unconsolidated joint ventures.

INP Retail LP

	December 31, 2011	December 31, 2010
Balance Sheet:

Assets:
Investment in real estate, net	$318,326	86,435
Other assets	39,245	13,928

Total assets	$357,571	100,363

Liabilities:
Mortgage payable	$124,919	20,100
Other liabilities	21,326	9,085

Total liabilities	146,245	29,185

Total equity	211,326	71,178

Total liabilities and equity	$357,571	100,363

	December 31, 2011	December 31, 2010
Statement of Operations:

Total revenues	$20,892	3,737
Total expenses	(23,075)	(5,573)

Loss from continuing operations	$(2,183)	(1,836)

NARE/Inland North Aurora LLC

	December 31, 2011	December 31, 2010
Balance Sheet:

Assets:
Investment in real estate, net	$13,966	21,664
Other assets	275	316

Total assets	$14,241	21,980

Liabilities:
Mortgage payable	$17,469	17,469
Other liabilities	268	257

Total liabilities	17,737	17,726

Total equity	(3,496)	4,254

Total liabilities and equity	$14,241	21,980

	December 31, 2011	December 31, 2010	December 31, 2009
Statement of Operations:

Total revenues	$713	605	654
Total expenses (a)	(8,816)	(6,998)	(855)

Loss from continuing operations	$(8,103)	6,393	(201)

(a)                                   Total expenses include impairment charges in the amount of $7,371 and $5,550 for the years ended December 31, 2011 and 2010, respectively.  No impairment charges were required or recorded during the year ended December 31, 2009.

NARE/Inland North Aurora III LLC

	December 31, 2011	December 31, 2010
Balance Sheet:

Assets:
Investment in real estate, net	$12,502	21,307
Other assets	19	48

Total assets	$12,521	21,355

Liabilities:
Mortgage payable	$13,819	13,819
Other liabilities	106	101

Total liabilities	13,925	13,920

Total equity	(1,404)	7,435

Total liabilities and equity	$12,521	21,355

	December 31, 2011	December 31, 2010	December 31, 2009
Statement of Operations:

Total revenues	$-	-	-
Total expenses (a)	(9,498)	(734)	(4,494)

Loss from continuing operations	$(9,498)	(734)	(4,494)

(a)                                   Total expenses include impairment charges in the amount of $8,816, and $4,276 for the years ended December 31, 2011 and 2009, respectively, as discussed above.  No impairment charges were required or recorded during the year ended December 31, 2010.

	December 31, 2011	December 31, 2010	December 31, 2009
Statement of Cash Flows:

Net cash used in operating activities	$(639)	(641)	(249)
Net cash used in investing activities	(11)	-	(317)
Net cash provided by financing activities	660	635	493

Net increase (decrease) in cash and cash equivalents	10	(6)	(73)

Cash and cash equivalents at beginning of year	4	10	83

Cash and cash equivalents at end of year	$14	4	10

Supplemental disclosure of cash flow information

Cash paid for interest, net of capitalized interest	$575	585	657